Public Offering Warrants (Tables)	12 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Schedule of assumptions used to value the company's warrant
For the year ended June 30, 2018
Expected term (in years)	2.75
Expected volatility	49.39%
Risk-free interest rate	2.11%